Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities
Schedule of other liabilities

		Restated
DKK thousand	2018	2017
Severance payment	925	896
Employee benefits	34,971	28,165
Royalty payable to third party	6,682	763
Interest payable on royalty bond	0	4,295
Investment in Beta Bionics	22,803	0
Other payables	15,483	7,335
Total other liabilities	80,864	41,454